Investment Strategy	Dec. 31, 2025
Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds® and Schwab® ETFs (the underlying funds) in accordance with its target asset allocation. The investment adviser will allocate assets among the underlying funds, which will include equity funds, fixed income funds, and money market funds and exchange-traded funds (ETFs).

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market funds).

The fund intends to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). The fund has its own distinct asset allocation strategy that is designed to accommodate the fund’s targeted annual payout percentage while taking into account the fund’s specific risk tolerances and desired level of capital appreciation. The fund’s target asset allocation is not fixed, and the fund has the flexibility to move within the following asset allocation ranges (under normal market conditions) at the discretion of the investment adviser: 30%-70% equity; 30%-70% fixed income; and 0%-12% cash and cash equivalents (including money market funds). Market appreciation or depreciation may cause the fund to be temporarily outside these ranges.

The fund is designed to offer shareholders an annual payout of approximately 5% during most market environments. However, the fund’s actual annual payout could be higher or lower based on the market environment during that year. The fund intends to make twelve monthly distributions to shareholders at the end of each month. The amounts distributed to shareholders may not be the same each month. The amount of the fund’s distributions in respect of any period may exceed the amount of the fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds® and Schwab® ETFs (the underlying funds) in accordance with its target asset allocation. The investment adviser will allocate assets among the underlying funds, which will include equity funds, fixed income funds, and money market funds and exchange-traded funds (ETFs).

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market funds).

The fund intends to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). The fund has its own distinct asset allocation strategy that is designed to accommodate the fund’s targeted annual payout percentage while taking into account the fund’s specific risk tolerances and desired level of capital appreciation. The fund’s target asset allocation is not fixed, and the fund has the flexibility to move within the following asset allocation ranges (under normal market conditions) at the discretion of the investment adviser: 30%-70% equity; 30%-70% fixed income; and 0%-12% cash and cash equivalents (including money market funds). Market appreciation or depreciation may cause the fund to be temporarily outside these ranges.

The fund is designed to offer shareholders an annual payout of 4-6% during most market environments. In addition, the fund seeks to maximize the annual payout while also maintaining or growing the level of investment over the long term. However, the fund’s actual annual payout could be higher or lower based on the underlying fund yields and market environment during that year and other forward-looking factors. The fund intends to make twelve monthly distributions to shareholders at the end of each month. The amounts distributed to shareholders may not be the same each month. The amount of the fund’s distributions in respect of any period may exceed the amount of the fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds® and Schwab® ETFs (the underlying funds) in accordance with its target asset allocation. The investment adviser will allocate assets among the underlying funds, which will include equity funds, fixed income funds, and money market funds and exchange-traded funds (ETFs).

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market funds).

The fund intends to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). The fund has its own distinct asset allocation strategy that is designed to accommodate the fund’s annual payout percentage while taking into account the fund’s specific risk tolerances and desired level of capital appreciation. The fund’s target asset allocation is not fixed, and the fund has the flexibility to move within the following asset allocation ranges (under normal market conditions) at the discretion of the investment adviser: 10%-50% equity; 50%-90% fixed income; and 0%-12% cash and cash equivalents (including money market funds). Market appreciation or depreciation may cause the fund to be temporarily outside these ranges.

The fund is designed to offer shareholders an annual payout based on underlying fund yields and the market environment. The fund’s anticipated annual payout is expected to be 0-3% during a low interest rate environment, 3-5% during a normal interest rate environment, and 5+% during a high interest rate environment. However, the fund’s actual annual payout could be higher or lower based on the interest rate environment and other market factors occurring during that year. The fund intends to make twelve monthly distributions to shareholders at the end of each month. The fund seeks to keep the monthly payout as consistent as possible. However, the amounts distributed to shareholders may not be the same each month. Although it cannot be guaranteed by the fund, the fund does not expect to make distributions that will be treated as return of capital.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.